Inventories - Schedule of Inventories (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Merchandise for sale	$ 4,217,417	$ 3,038,373